Provision for post-employment benefits - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Employer contributions (for funded plans) and benefit payments (for unfunded plans)	£ 20.3	£ 37.1	£ 44.9
Employer contributions (for funded plans) and benefit payments (for unfunded plans), expected in 2021	£ 25.0
Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22 years 1 month 6 days	22 years 2 months 12 days
Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 7 months 6 days	23 years 8 months 12 days
Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 8 months 12 days	23 years 9 months 18 days
Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 2 months 12 days	25 years 4 months 24 days